SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
2022 (remaining)	$ 190,559
2023	762,238	$ 847,351
2024	509,986	847,351
2025	5,484	564,901
2026	5,484
Thereafter	1,249
Total	$ 1,475,000	$ 2,259,603